SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted cash (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Reconciliation of cash and cash equivalents and restricted cash
Cash and cash equivalents	¥ 534,286,849	$ 77,464,311	¥ 208,373,759
Restricted cash	186,340,321	27,016,807	223,971,197
Total cash, cash equivalents and restricted cash	¥ 720,627,170	$ 104,481,118	¥ 432,344,956	$ 62,684,126	¥ 395,473,214	¥ 501,602,013